Derivative financial instruments and Short positions (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Derivative Financial Instruments
Swap Differentials Receivable	R$ 12,360,719	R$ 13,815,247	R$ 7,641,355
Premiums on Unexercised Options	2,635,506	1,419,279	1,385,889
Forward Contracts and Others	14,298,496	6,741,298	12,112,679
Trading Derivative And Used As Hedge Assets Total	29,294,721	21,975,824	21,139,923
Swap Differentials Payable	13,226,716	11,212,030	8,538,705
Premiums on Issued Options	2,685,361	1,894,522	2,256,244
Forward Contracts and Others	9,028,351	5,592,773	13,824,032
Trading Derivative And Used As Hedge Liabilities Total	R$ 24,940,428	R$ 18,699,325	R$ 24,618,981